UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kent P. Barnes, Secretary

Listed Funds Trust

c/o U.S. Bank Global Fund Services

777 East Wisconsin Avenue, 10th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6511

Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a)

Changebridge ETFs

Changebridge Capital Long/Short Equity ETF (CBLS)
Changebridge Capital Sustainable Equity ETF (CBSE)

SEMI-ANNUAL REPORT

April 30, 2022
(Unaudited)

Changebridge ETFs

Table of Contents

(Unaudited)

Shareholder Expense Example	2
Schedules of Investments and Securities Sold Short	3
Changebridge Capital Long/Short Equity ETF	3
Changebridge Capital Sustainable Equity ETF	5
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Statement of Cash Flows	10
Financial Highlights	11
Notes to Financial Statements	13
Supplemental Information	21
Review of Liquidity Risk Management Program	22

Changebridge ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of the Funds you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (November 1, 2021 to April 30, 2022).

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11/1/21	Ending Account Value 4/30/22	Annualized Expense Ratios	Expenses Paid During the Period(1)
Changebridge Capital Long/Short Equity ETF
Actual	$ 1,000.00	$ 804.60	2.76%	$ 12.35
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,011.11	2.76%	$ 13.76
Changebridge Capital Sustainable Equity ETF
Actual	$ 1,000.00	$ 765.60	0.85%	$ 3.72
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.58	0.85%	$ 4.26

(1)	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, mul-tiplied by 181/365 (to reflect the six-month period).

Changebridge Capital Long/Short Equity ETF

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 82.0%
Banking — 3.0%
First Republic Bank (d)	1,047	$156,233

Consumer Discretionary Products — 9.9%
Cavco Industries, Inc. (a)	690	163,012
Skechers USA, Inc. - Class A (a)(d)	4,875	186,713
Skyline Champion Corp. (a)(d)	3,427	174,914
		524,639
Consumer Discretionary Services — 6.4%
Arcos Dorados Holdings, Inc. - Class A (b)	18,502	134,140
Bowlero Corp. (a)	18,623	202,804
		336,944
Consumer Staple Products — 2.1%
Natura & Co. Holding SA - ADR (b)	14,411	108,371

Health Care — 14.1%
Caribou Biosciences, Inc. (a)(d)	11,995	88,763
CRISPR Therapeutics AG (a)(b)(d)	1,919	95,221
ModivCare, Inc. (a)(d)	1,301	135,265
Progyny, Inc. (a)	3,945	151,685
The Joint Corp. (a)	4,029	122,965
TransMedics Group, Inc. (a)(d)	7,242	151,792
		745,691
Industrial Products — 5.6%
Astronics Corp. (a)	11,881	115,127
Chart Industries, Inc. (a)	1,060	178,949
		294,076
Industrial Services — 15.8%
Civeo Corp. (a)(b)(d)	10,950	284,700
CSX Corp.	3,948	135,574
SP Plus Corp. (a)	6,489	184,937
Sterling Construction Co., Inc. (a)(d)	9,912	226,886
		832,097
Media — 10.6%
Criteo SA - ADR (a)(b)(d)	7,026	174,104
EverQuote, Inc. - Class A (a)(d)	11,405	158,302
Expedia Group, Inc. (a)(d)	727	127,043
Magnite, Inc. (a)(d)	10,500	101,325
		560,774
Oil & Gas — 6.0%
Chesapeake Energy Corp. (d)	1,896	155,510
New Fortress Energy, Inc.	4,173	161,829
		317,339
Software & Technology Services — 5.2%
ICF International, Inc. (d)	2,754	272,123

Technology Hardware & Semiconductors — 3.3%
Sony Group Corp. - ADR (a)(b)(d)	2,025	174,251
TOTAL COMMON STOCKS (Cost $4,451,379)		4,322,538

PREFERRED STOCKS — 4.4%
Industrial Services — 4.4%
Azul SA - ADR (a)(b)	17,263	230,978
TOTAL PREFERRED STOCKS (Cost $268,860)		230,978

MONEY MARKET FUNDS — 10.7%
First American Government Obligations Fund - Class X, 0.22% (c)	567,074	567,074
TOTAL MONEY MARKET FUNDS (Cost $567,074)		567,074

TOTAL INVESTMENTS (Cost $5,287,313) — 97.1%		5,120,590
Other Assets and Liabilities, net — 2.9%		152,438
NET ASSETS — 100.0%		$5,273,028

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the seven-day yield at period end.

(d)	All or a portion of the security has been pledged to cover short positions. As of April 30, 2022, the value of these securities amounts to $2,251,586 or 42.7% of net assets.

The accompanying notes are an integral part of the financial statements.

Changebridge Capital Long/Short Equity ETF

Schedule of Securities Sold Short

April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — (32.0)%
Consumer Staple Products — (10.8)%
Campbell Soup Co.	3,871	$182,789
Hormel Foods Corp.	2,522	132,128
MGP Ingredients, Inc.	1,500	136,995
Utz Brands, Inc.	8,400	118,608
		570,520
Health Care — (3.9)%
Abbott Laboratories	995	112,932
ResMed, Inc.	466	93,186
		206,118
Media — (8.2)%
DoorDash, Inc. - Class A	1,129	91,934
GoDaddy, Inc. - Class A	1,300	105,053
Roku, Inc.	1,353	125,694
The Trade Desk, Inc. - Class A	1,850	109,002
		431,683
Retail & Wholesale, Discretionary — (3.5)%
Chewy, Inc. - Class A	2,903	84,361
Overstock.com, Inc.	3,029	101,653
		186,014
Software & Technology Services — (3.3)%
International Business Machines Corp.	1,309	173,063

Technology Hardware & Semiconductors — (2.3)%
NVIDIA Corp.	657	121,854
Total Common Stocks (Proceeds $1,809,667)		1,689,252
Total Securities Sold Short (Proceeds $1,809,667) — (32.0)%		$1,689,252

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Changebridge Capital Sustainable Equity ETF

Schedule of Investments

April 30, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS — 88.9%
Banking — 3.0%
First Republic Bank	1,519	$226,665

Consumer Discretionary Products — 10.2%
Cavco Industries, Inc. (a)	984	232,470
Skechers USA, Inc. - Class A (a)	6,696	256,457
Skyline Champion Corp. (a)	5,357	273,421
		762,348
Consumer Discretionary Services — 6.4%
Arcos Dorados Holdings, Inc. - Class A (b)	26,129	189,435
Bowlero Corp. (a)	26,132	284,578
		474,013
Consumer Staple Products — 4.4%
Natura & Co. Holding SA - ADR (b)	20,933	157,416
The Estee Lauder Cos., Inc. - Class A	660	174,280
		331,696
Health Care — 17.0%
Caribou Biosciences, Inc. (a)	17,042	126,111
CRISPR Therapeutics AG (a)(b)	3,268	162,158
ModivCare, Inc. (a)	1,986	206,484
Progyny, Inc. (a)	5,605	215,512
Semler Scientific, Inc. (a)	3,619	166,438
The Joint Corp. (a)	5,730	174,880
TransMedics Group, Inc. (a)	10,451	219,053
		1,270,636
Industrial Products — 5.6%
Astronics Corp. (a)	16,590	160,757
Chart Industries, Inc. (a)	1,505	254,074
		414,831
Industrial Services — 16.1%
Civeo Corp. (a)(b)	15,808	411,008
CSX Corp.	5,667	194,605
SP Plus Corp. (a)	9,255	263,768
Sterling Construction Co., Inc. (a)	14,388	329,341
		1,198,722
Media — 10.9%
Criteo SA - ADR (a)(b)	10,418	258,158
EverQuote, Inc. - Class A (a)	16,266	225,772
Expedia Group, Inc. (a)	1,023	178,769
Magnite, Inc. (a)	15,762	152,104
		814,803
Oil & Gas — 6.1%
Chesapeake Energy Corp.	2,721	223,176
New Fortress Energy, Inc.	5,929	229,927
		453,103
Software & Technology Services — 5.6%
ICF International, Inc.	4,213	416,286

Technology Hardware & Semiconductors — 3.6%
Sony Group Corp. - ADR (a)(b)	3,121	268,562
TOTAL COMMON STOCKS (Cost $7,112,385)		6,631,665

PREFERRED STOCKS — 4.4%
Industrial Services — 4.4%
Azul SA (a)(b)	24,853	332,533
TOTAL PREFERRED STOCKS (Cost $387,643)		332,533

MONEY MARKET FUNDS — 6.4%
First American Government Obligations Fund - Class X, 0.22% (c)	474,825	474,825
TOTAL MONEY MARKET FUNDS (Cost $474,825)		474,825

TOTAL INVESTMENTS (Cost $7,974,853) — 99.7%		7,439,023
Other Assets and Liabilities, net — 0.3%		25,249
NET ASSETS — 100.0%		$7,464,272

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Foreign issued security.

(c)	The rate shown is the seven-day yield at period end.

The accompanying notes are an integral part of the financial statements.

Changebridge ETFs

Statements of Assets and Liabilities

April 30, 2022 (Unaudited)

	Changebridge Capital Long/Short Equity ETF	Changebridge Capital Sustainable Equity ETF
Assets
Investments, at value (cost $5,287,313, and $7,974,853 respectively)	$5,120,590	$7,439,023
Cash held as collateral	29,365	—
Deposits with broker for securities sold short	1,601,760	—
Receivable for investment securities sold	224,459	29,339
Dividend and interest receivable	1,005	1,654
Total assets	6,977,179	7,470,016

Liabilities
Securities sold short, at value (Proceeds of $1,809,667 and $—, respectively)	1,689,252	—
Payable to Adviser	7,814	5,744
Dividend and interest payable	7,085	—
Total liabilities	1,704,151	5,744
Net Assets	$5,273,028	$7,464,272

Net Assets Consists of:
Paid-in capital	$6,133,346	$8,437,353
Total distributable earnings (accumulated losses)	(860,318)	(973,081)
Net Assets	$5,273,028	$7,464,272

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	250,000	330,000
Net Asset Value, redemption price and offering price per share	$21.09	$22.62

The accompanying notes are an integral part of the financial statements.

Changebridge ETFs

Statements of Operations

For the Six Months Ended April 30, 2022 (Unaudited)

	Changebridge Capital Long/Short Equity ETF	Changebridge Capital Sustainable Equity ETF
Investment Income
Dividend income (net of witholding tax and issuance fees of $878 and $1,041, respectively)	$17,200	$25,551
Interest income	276	132
Total investment income	17,476	25,683

Expenses
Investment advisory fees	56,312	37,335
Dividend and interest expense	35,230	—
Total expenses	91,542	37,335
Net investment loss	(74,066)	(11,652)

Realized and Unrealized Gain (Loss) on Investments and Securities Sold Short
Net realized loss on investments	(706,891)	(331,788)
Net realized gain on securities sold short	536,446	—
Net realized loss	(170,445)	(331,788)
Net change in unrealized appreciation/depreciation on investments	(1,260,673)	(1,987,305)
Net change in unrealized appreciation/depreciation on securities sold short	62,968	—
Net change in unrealized appreciation/depreciation	(1,197,705)	(1,987,305)
Net realized and unrealized loss	(1,368,150)	(2,319,093)
Net decrease in net assets from operations	$(1,442,216)	$(2,330,745)

The accompanying notes are an integral part of the financial statements.

Changebridge Capital Long/Short Equity ETF

Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021(1)
From Operations
Net investment loss	$(74,066)	$(96,321)
Net realized loss on investments and securities sold short	(170,445)	(313,162)
Net change in unrealized appreciation/depreciation on investments and securities sold short	(1,197,705)	1,151,397
Net increase (decrease) in net assets resulting from operations	(1,442,216)	741,914

From Capital Share Transactions
Proceeds from shares sold	—	7,885,530
Cost of shares redeemed	(1,148,131)	(764,069)
Net increase (decrease) in net assets resulting from capital share transactions	(1,148,131)	7,121,461

Total Increase (Decrease) in Net Assets	(2,590,347)	7,863,375

Net Assets
Beginning of period	7,863,375	—
End of period	$5,273,028	$7,863,375

Changes in Shares Outstanding
Shares outstanding, beginning of period	300,000	—
Shares sold	—	330,000
Shares redeemed	(50,000)	(30,000)
Shares outstanding, end of period	250,000	300,000

(1)	The Fund commenced operations on November 12, 2020.

The accompanying notes are an integral part of the financial statements.

Changebridge Capital Sustainable Equity ETF

Statements of Changes in Net Assets

	Six Months Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021(1)
From Operations
Net investment loss	$(11,652)	$(18,044)
Net realized loss on investments	(331,788)	(76,167)
Net change in unrealized appreciation/depreciation on investments	(1,987,305)	1,451,475
Net increase (decrease) in net assets resulting from operations	(2,330,745)	1,357,264

From Capital Share Transactions
Proceeds from shares sold	—	8,687,883
Cost of shares redeemed	(250,130)	—
Net increase (decrease) in net assets resulting from capital share transactions	(250,130)	8,687,883

Total Increase (Decrease) in Net Assets	(2,580,875)	10,045,147

Net Assets
Beginning of period	10,045,147	—
End of period	$7,464,272	$10,045,147

Changes in Shares Outstanding
Shares outstanding, beginning of period	340,000	—
Shares sold	—	340,000
Shares redeemed	(10,000)	—
Shares outstanding, end of period	330,000	340,000

(1)	The Fund commenced operations on November 12, 2020.

The accompanying notes are an integral part of the financial statements.

Changebridge Capital Long/Short Equity ETF

Statement of Cash Flows

For the Six Months Ended April 30, 2022 (Unaudited)

Cash Provided by (Used in) Operating Activites
Net decrease in net assets from operations	$(1,442,216)
Adjustments to reconcile net decrease in net assets resulting from operations:
Purchases of investment securities	(6,109,851)
Sales of investment securities	6,306,162
Proceeds from securities sold short	7,553,391
Purchases to cover securites sold short	(7,187,275)
Purchase and sales of short-term investments, net	34,666
Net realized losses on investments and securities sold short	170,445
Net change in unrealized appreciation/depreciation on investments and securities sold short	1,197,705
(Increase) Decrease in Assets:
Receivables:
Dividends and interest receivable	2,187
Receivable for investment securities sold	53,732
Increase (Decrease) in Liabilities:
Payables:
Payable to Adviser	(3,476)
Dividends and interest expense	4,984
Net cash provided by (used in) operating activities	580,454

Cash Provided by (Used in) Financing Activities
Proceeds from shares sold	—
Cost of shares redeemed	(131,655)
Net cash provided by (used in) financing activities	(131,655)
Net increase (decrease) in cash and restricted cash	$448,799

Cash and Restricted Cash(1)
Beginning Balance	1,182,326
Ending Balance	$1,631,125

Supplemental information
Cash paid for interest	$16,470

Supplemental Disclosure for Non-Cash Operating Activities
Puchases of investment securities in-kind	$—
Sales of investment securities in-kind	$1,016,476

Supplemental Disclosure for Non-Cash Financing Activities
Proceeds from shares sold in-kind	$—
Payment on shares redeemed in-kind	$(1,016,476)

(1)	Includes cash of $29,365 and deposits at broker for securities sold short of $1,601,760.

The accompanying notes are an integral part of the financial statements.

Changebridge Capital Long/Short Equity ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2022 (Unaudited)		Period Ended October 31, 2021(1)
Net Asset Value, Beginning of Period	$26.21		$20.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	(0.26)		(0.39)
Net realized and unrealized gain (loss)	(4.86)		6.60
Total from investment operations	(5.12)		6.21

Net Asset Value, End of Period	$21.09		$26.21

Total return, at NAV(3)	(19.54	)%(4)	31.06	%(4)
Total return, at Market(3)	(19.67	)%(4)	31.04	%(4)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$5,273		$7,863

Ratio of expenses to average net assets, including dividends and interest expense on short positions	2.76	%(5)	2.14	%(5)
Ratio of expenses to average net assets, excluding dividends and interest expense on short positions	1.70	%(5)	1.70	%(5)
Ratio of net investment income (loss) to average net assets, including dividends and interest expense on short positions	(2.23	)%(5)	(1.58	)%(5)
Ratio of net investment income (loss) to average net assets, excluding dividends and interest expense on short positions	(1.17	)%(5)	(1.14	)%(5)
Portfolio turnover rate (6)	162	%(4)	160	%(4)

(1)	The Fund commenced operations on November 12, 2020.

(2)	Per share net investment income (loss) was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Changebridge Capital Sustainable Equity ETF

Financial Highlights

For a Share Outstanding Throughout Each Period

	Six Months Ended April 30, 2022 (Unaudited)		Period Ended October 31, 2021(1)
Net Asset Value, Beginning of Period	$29.54		$20.00

Income (Loss) from investment operations:
Net investment income (loss)(2)	(0.03)		(0.07)
Net realized and unrealized gain (loss)	(6.89)		9.61
Total from investment operations	(6.92)		9.54

Net Asset Value, End of Period	$22.62		$29.54

Total return, at NAV(3)	(23.44	)%(4)	47.72	%(4)
Total return, at Market(3)	(23.53	)%(4)	47.71	%(4)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$7,464		$10,045

Ratio of expenses to average net assets	0.85	%(5)	0.85	%(5)
Ratio of net investment income (loss) to average net assets	(0.27	)%(5)	(0.25	)%(5)
Portfolio turnover rate (6)	90	%(4)	105	%(4)

(1)	The Fund commenced operations on November 12, 2020.

(2)	Per share net investment income (loss) was caclulated using average shares outstanding.

(3)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(4)	Not annualized for periods less than one year.

(5)	Annualized for periods less than one year.

(6)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

The accompanying notes are an integral part of the financial statements.

Changebridge ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited)

1.	ORGANIZATION

The Changebridge Capital Long/Short Equity ETF (“CBLS”) and Changebridge Capital Sustainable Equity ETF (“CBSE”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

CBLS is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by purchasing securities Changebridge Capital, LLC (“Changebridge” or the “Adviser”), the Fund’s investment adviser, believes to be undervalued and taking short positions in securities the Adviser believes will decline in price. The Fund will generally have net long exposure of between 30%-70% of net assets.

CBSE is an actively-managed ETF that seeks to achieve its investment objective by purchasing securities the Adviser believes to have above-average financial characteristics and growth potential that exhibit positive environmental, social, and governance (“ESG”) attributes.

Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Share Transactions

The net asset value (“NAV”) per share of each Fund is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price. Foreign securities will be priced at their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier.

Changebridge ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.

An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

Changebridge ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at April 30, 2022, are as follows:

CBLS

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$4,322,538	$—	$—	$4,322,538
Preferred Stocks*	230,978	—	—	230,978
Money Market Funds	567,074	—	—	567,074
Total Investments - Assets	$5,120,590	$—	$—	$5,120,590

Securities Sold Short - Liabilities:
Common Stocks*	$(1,689,252)	$—	$—	$(1,689,252)
Total Securities Sold Short - Liabilities	$(1,689,252)	$—	$—	$(1,689,252)

CBSE

	Level 1	Level 2	Level 3	Total
Investments - Assets:
Common Stocks*	$6,631,665	$—	$—	$6,631,665
Preferred Stocks*	332,533	—	—	332,533
Money Market Funds	474,825	—	—	474,825
Total Investments - Assets	$7,439,023	$—	$—	$7,439,023

*	See the Schedules of Investments and Securities Sold Short for industry classifications.

Short Sales

CBLS engages in short sales and CBSE may engage in short sales. Short sales are transactions in which a Fund sells an instrument it does not own in anticipation of a decline in the market value of that instrument. To complete a short sale transaction, a Fund must borrow the instrument to make delivery to the buyer. A Fund then is obligated to replace the instrument borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the instrument was sold by a Fund. Until the instrument is replaced, a Fund is required to pay to the lender amounts equal to any interest or dividends which accrue during the period of the loan. To borrow the instrument, a Fund also may be required to pay a premium, which would increase the cost of the instrument sold. There will also be other costs associated with short sales.

Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, a Fund also may be required to pay fees, which is shown as an expense for financial reporting purposes.

A Fund will incur a loss as a result of the short sale if the price of the instrument increases between the date of the short sale and the date on which a Fund replaces the borrowed instrument. Unlike taking a long position in an instrument by purchasing the instrument, where potential losses are limited to the purchase price, short sales have unlimited potential losses. A Fund will realize a gain if the instrument declines in price between the date of the short sale and the date on which a Fund replaces the borrowed instrument. This result is the opposite of what one would expect from a cash purchase of a long position in an instrument. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the Statements of Operations.

Changebridge ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

Until a Fund replaces a borrowed instrument in connection with a short sale, a Fund will (a) designate on its records as collateral cash or liquid assets at such a level that the designated assets plus any amount deposited with the broker as collateral will equal the current value of the instrument sold short or (b) otherwise cover its short position in accordance with applicable law. The amount designated on a Fund’s records will be marked to market daily. This may limit a Fund’s investment flexibility, as well as its ability to meet redemption requests or other current obligations.

There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a Fund is short an instrument, it is subject to the risk that the lender of the instrument will terminate the loan at a time when a Fund is unable to borrow the same instrument from another lender. If that occurs, a Fund may be “bought in” at the price required to purchase the instrument needed to close out the short position, which may be a disadvantageous price. Thus, there is a risk that a Fund may be unable to fully implement its investment strategy due to a lack of available instruments or for some other reason. It is possible that the market value of the instruments a Fund holds in long positions will decline at the same time that the market value of the instruments a Fund has sold short increases, thereby increasing a Fund’s potential volatility. Short sales also involve other costs. A Fund must normally repay to the lender an amount equal to any dividends or interest that accrues while the loan is outstanding. In addition, to borrow the instrument, a Fund may be required to pay a premium. A Fund also will incur transaction costs in effecting short sales. The amount of any ultimate gain for a Fund resulting from a short sale will be decreased, and the amount of any ultimate loss will be increased, by the amount of premiums, dividends, interest or expenses a Fund may be required to pay in connection with the short sale.

At April 30, 2022, CBLS had cash on deposit with the broker-dealer in the amount of $1,601,760 and securities held as collateral in the amount of $2,251,586.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with Funds’ understanding of the applicable tax rules and regulations.

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.

Changebridge ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, annually, and distribute its net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2022, the Funds’ most recent fiscal period end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

The Funds recognized no interest or penalties related to uncertain tax benefits in the 2021 fiscal period. At October 31, 2021, the Funds’ most recent fiscal period end, the tax periods from commencement of operations remained open to examination in the Funds’ major tax jurisdictions.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Changebridge, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 1.70% of CBLS’s average daily net assets and at an annual rate of 0.85% of CBSE’s average daily net assets. Changebridge has agreed to pay all expenses of the Funds except the fee paid to Changebridge under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).

Changebridge ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of each Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.

Creation Unit Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (i) creations effected outside the Clearing Process and (ii) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the

Changebridge ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Funds for losses, if any.

5. FEDERAL INCOME TAX

At October 31, 2021, the Funds’ most recent fiscal period end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	CBLS	CBSE
Federal Tax Cost of Investments(1)	$5,338,486	$8,637,226
Gross Tax Unrealized Appreciation	$1,313,832	$1,563,530
Gross Tax Unrealized Depreciation	(239,261)	(152,432)
Net Tax Unrealized Appreciation	1,074,571	1,411,098
Other Accumulated Loss	(492,673)	(53,434)
Total Distributable Earnings	$581,898	$1,357,664

(1)	Includes proceeds from securities sold short.

The different between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Under current tax law, net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. The Funds’ carryforward losses and post-December losses are determined only at the end of each fiscal year. At October 31, 2021, the Funds’ most recent fiscal period end, CBLS and CBSE had short term capital losses remaining of $419,515 and $47,968, respectively, which will be carried forward indefinitely to offset future realized capital gains. At October 31, 2021, the Funds’ most recent fiscal period end, CBLS and CBSE deferred, on a tax basis, late year ordinary losses of $73,158 and $5,466, respectively.

6.	INVESTMENT TRANSACTIONS

During the six months ended April 30, 2022, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings (accumulated losses) to paid in-capital. The amounts of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
CBLS	$165,302	$(36,641)
CBSE	48,559	(11,050)

Changebridge ETFs

Notes to Financial Statements

April 30, 2022 (Unaudited) (Continued)

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended April 30, 2022, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
CBLS	$13,663,243	$13,493,172	$—	$1,016,476
CBSE	7,569,983	8,011,838	—	234,676

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

A complete description of the principal risks is included in the prospectus under the heading “Principal Investment Risks.”

8.	SUBSEQUENT EVENTS

On April 18, 2022, the Adviser further capitalized its business operations resulting in a reallocation of the equity positions of the two principal owners of the Adviser (the “Transaction”), which constituted a change in control of the Adviser under the Investment Company Act of 1940. The Transaction did not have an effect on the day-to-day management of the Funds, their respective investment objectives, or fees and expenses. On May 3, 2022, the Board convened a special meeting for the purpose of approving an interim advisory agreement between the Trust, on behalf of the Funds, and the Adviser. The interim advisory agreement is substantially similar to the prior advisory agreement and will remain effective for a maximum of 150 days from April 18, 2022. The Board expects to consider the approval of a new advisory agreement between the Trust and the Adviser that will be subject to shareholder approval at its next regularly scheduled meeting, as well as the submission of any such new advisory agreement to shareholders of the Funds for approval at a special meeting of shareholders.

Other than as disclosed, there were no other subsequent events requiring recognition or disclosure through the date the financial statements were issued.

Changebridge ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at www.changebridgefunds.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.changebridgefunds.com.

Changebridge ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

Investment Adviser:

Changebridge Capital, LLC
180 Canal Street, Suite 600
Boston, MA 02114

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant's President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant's service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant's independent public accountant. There was no change in the registrant's independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/7/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	7/7/2022

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	7/7/2022

*	Print the name and title of each signing officer under his or her signature.